UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $124,434 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     5633   147800 SH       SOLE                   147800        0        0
AMB PROPERTY CORP              COM              00163T109     5622   283800 SH       SOLE                   283800        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     4485   478100 SH       SOLE                   478100        0        0
BOSTON PROPERTIES INC          COM              101121101    16626   314300 SH       SOLE                   314300        0        0
DIGITAL RLTY TR INC            COM              253868103     7388   182200 SH       SOLE                   182200        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     9309   387886 SH       SOLE                   387886        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     5798   638500 SH       SOLE                   638500        0        0
KIMCO REALTY CORP              COM              49446R109     5482   557100 SH       SOLE                   557100        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     9025   311000 SH       SOLE                   311000        0        0
PUBLIC STORAGE                 COM              74460D109    11343   156300 SH       SOLE                   156300        0        0
REGENCY CTRS CORP              COM              758849103     4690   146200 SH       SOLE                   146200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    20559   368974 SH       SOLE                   368974        0        0
VENTAS INC                     COM              92276F100    10544   298700 SH       SOLE                   298700        0        0
VORNADO RLTY TR                SH BEN INT       929042109     7930   155439 SH       SOLE                   155439        0        0